Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Financial assets
Securities	$ 228,237	$ 211,348	[1]
Cash collateral on securities borrowed	19,763	14,651	[1]
Securities purchased under resale agreements	72,695	80,184	[1]
Loans
Residential mortgages	274,478	274,244	[1]
Credit card	18,617	18,538	[1]
Business and government	194,904	194,870	[1]
Derivative instruments	24,634	33,243	[1]
Customers' liability under acceptances	9,856	10,816	[1]
Deposits
Bank	23,098	22,296	[1]
Derivative instruments	32,687	41,290	[1]
Obligations related to securities sold short	20,138	18,666	[1]
Obligations related to securities sold under repurchase agreements	89,610	87,118	[1]
Subordinated indebtedness	7,843	6,483	[1]
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	46,520	55,718
Securities	68,166	67,294
Cash collateral on securities borrowed	19,763	14,651
Securities purchased under resale agreements	61,684	66,797
Loans
Residential mortgages	273,973	273,785
Personal	44,406	44,570
Credit card	17,894	17,853
Business and government	192,825	192,856
Customers' liability under acceptances	9,856	10,816
Other assets	19,102	18,651
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Securities	91,000	82,723
Securities purchased under resale agreements	11,011	13,387
Loans
Residential mortgages	2	3
Business and government	208	126
Derivative instruments	24,634	33,243
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government	131	144
Financial assets at fair value through OCI [member]
Financial assets
Securities	69,071	61,331
Carrying value [member]
Financial assets
Cash and deposits with banks	46,520	55,718
Securities	228,237	211,348
Cash collateral on securities borrowed	19,763	14,651
Securities purchased under resale agreements	72,695	80,184
Loans
Residential mortgages	273,975	273,788
Personal	44,406	44,570
Credit card	17,894	17,853
Business and government	193,164	193,126
Derivative instruments	24,634	33,243
Customers' liability under acceptances	9,856	10,816
Other assets	19,102	18,651
Financial liabilities at amortised cost [member]
Deposits
Personal	227,559	225,183
Business and government	386,253	392,021
Bank	23,098	22,296
Secured borrowings	48,654	48,098
Acceptances	9,910	10,820
Cash collateral on securities lent	7,591	8,081
Obligations related to securities sold under repurchase agreements	87,593	82,403
Other liabilities	17,281	18,459
Subordinated indebtedness	7,843	6,483
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	32,687	41,290
Obligations related to securities sold short	20,138	18,666
Other liabilities	117	119
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	15,763	13,852
Business and government	21,958	20,540
Secured borrowings	1,260	1,386
Obligations related to securities sold under repurchase agreements	2,017	4,715
Other liabilities	13	16
Carrying value [member]
Deposits
Personal	243,322	239,035
Business and government	408,211	412,561
Bank	23,098	22,296
Secured borrowings	49,914	49,484
Derivative instruments	32,687	41,290
Acceptances	9,910	10,820
Obligations related to securities sold short	20,138	18,666
Cash collateral on securities lent	7,591	8,081
Obligations related to securities sold under repurchase agreements	89,610	87,118
Other liabilities	17,411	18,594
Subordinated indebtedness	7,843	6,483
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	46,520	55,718
Securities	227,132	209,326
Cash collateral on securities borrowed	19,763	14,651
Securities purchased under resale agreements	72,695	80,184
Loans
Residential mortgages	270,557	268,403
Personal	44,354	44,454
Credit card	17,944	17,909
Business and government	192,934	192,727
Derivative instruments	24,634	33,243
Customers' liability under acceptances	9,856	10,816
Other assets	19,102	18,651
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(1,105)	(2,022)
Loans
Residential mortgages	(3,418)	(5,385)
Personal	(52)	(116)
Credit card	50	56
Business and government	(230)	(399)
Financial liabilities at fair value [member]
Deposits
Personal	243,373	238,725
Business and government	409,013	412,983
Bank	23,098	22,296
Secured borrowings	49,928	49,353
Derivative instruments	32,687	41,290
Acceptances	9,910	10,820
Obligations related to securities sold short	20,138	18,666
Cash collateral on securities lent	7,591	8,081
Obligations related to securities sold under repurchase agreements	89,610	87,118
Other liabilities	17,411	18,594
Subordinated indebtedness	8,055	6,561
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	51	(310)
Business and government	802	422
Secured borrowings	14	(131)
Subordinated indebtedness	$ 212	$ 78

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.